Equity (Narrative) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Billions		3 Months Ended		6 Months Ended
	May 27, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2025	Jan. 20, 2026	Jan. 16, 2026	Feb. 24, 2025
2026 NCIB [member]
Disclosure of classes of share capital [line items]
Number of shares repurchased price per share		$ 131.51
Number of shares issued during period		23.2	19.4
Purchased during period		$ 3.1	$ 2.6
Top of range [member] | 2025 NCIB [member]
Disclosure of classes of share capital [line items]
Common stock shares authorized to be repurchased								100.0
Stock repurchase program authorized amount								$ 8.0
Top of range [member] | 2026 NCIB [member]
Disclosure of classes of share capital [line items]
Common stock shares authorized to be repurchased							61.0
Stock repurchase program authorized amount						$ 7.0	$ 7.0
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares				0.00%
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares				5.00%
No Discount [Member] | Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Percent of discount from share issuance					0.00%
Ordinary Share Transactions [Member]
Disclosure of classes of share capital [line items]
Dividends common stock	$ 1.12